Employee benefit obligations - Defined benefit scheme (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Employee benefit obligations
Employee benefit obligations	$ 811	$ 716
Defined benefit plan
Employee benefit obligations
Obligations	(2,518)	(2,349)
Assets	1,824	1,734
Net obligations	(694)	(615)
Defined benefit plan | United States
Employee benefit obligations
Obligations	(1,403)	(1,318)
Assets	1,151	1,139
Net obligations	(252)	(179)
Defined benefit plan | Germany
Employee benefit obligations
Obligations	(194)	(176)
Net obligations	(194)	(176)
Defined benefit plan | United Kingdom
Employee benefit obligations
Obligations	(892)	(830)
Assets	663	585
Net obligations	(229)	(245)
Defined benefit plan | Other
Employee benefit obligations
Obligations	(29)	(25)
Assets	10	10
Net obligations	(19)	(15)
Other employee benefit obligations
Employee benefit obligations
Employee benefit obligations	$ 117	$ 101